Warranty Liability	12 Months Ended
Mar. 31, 2022
Warranty Provision Abstract
Warranty Liability [Text Block]
22. Warranty Liability

The Company generally provides its customers with a base warranty on the entire transit, school or charter bus. The Company also provides certain extended warranties, including those covering brake systems, lower-level components, fleet defect provisions and battery-related components, covering a warranty period of approximately one to five years, depending on the contract. Management estimates the related provision for future warranty claims based on historical warranty claim information as well as recent trends that might suggest past cost information may differ from future claims. It is expected that some of these costs will be incurred in the 2023 fiscal year and the remaining will be incurred beyond two years of the reporting date. The warranty provision is recorded at 3.5% of revenue from product sales.

	Year ended	Year ended
	March 31, 2022	March 31, 2021
Opening balance	$949,751	$695,147
Warranty additions	456,779	311,863
Warranty disbursements	(278,726)	(64,871)
Warranty expiry	(85,251)	-
Foreign exchange translation	430	7,612
Total	$1,042,983	$949,751

Current portion	$313,517	$101,294
Long term portion	729,466	848,457
Total	$1,042,983	$949,751